Stock Warrants (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock Warrants [Line Items]
Warrants outstanding	5,380,360		8,440,641
Warrant liabilities (in Dollars)	$ (208)		$ 2,972
Converted warrants	7,349
Equity Option [Member]
Stock Warrants [Line Items]
Warrant liabilities (in Dollars)	$ 200